Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.1%)
Communication Services (4.1%)
*	Alphabet Inc. Class A	726,860	69,524
*	Meta Platforms Inc. Class A	236,992	32,155
	Electronic Arts Inc.	159,683	18,477
			120,156
Consumer Discretionary (8.0%)
*	Amazon.com Inc.	553,724	62,571
	McDonald's Corp.	183,723	42,392
	TJX Cos. Inc.	495,936	30,808
	Starbucks Corp.	362,812	30,571
	Home Depot Inc.	93,322	25,751
	Dollar General Corp.	47,915	11,493
	NIKE Inc. Class B	104,235	8,664
*	Coupang Inc.	472,644	7,879
	Lennar Corp. Class A	105,624	7,874
	DR Horton Inc.	81,606	5,496
			233,499
Consumer Staples (4.8%)
	Coca-Cola Co.	783,004	43,864
	Procter & Gamble Co.	316,202	39,920
	Sysco Corp.	490,732	34,700
	Nestle SA (Registered)	187,461	20,275
			138,759
Energy (3.2%)
	Shell plc	1,350,454	33,685
	ConocoPhillips	236,938	24,248
	TotalEnergies SE	236,448	11,093
	Cenovus Energy Inc.	461,156	7,088
	EQT Corp.	121,405	4,947
	Chesapeake Energy Corp.	50,572	4,764
	Coterra Energy Inc.	169,074	4,416
	Shell plc (XLON)	77,515	1,923
			92,164
Financials (8.0%)
	Charles Schwab Corp.	1,080,102	77,627
	Progressive Corp.	370,735	43,083
	Morgan Stanley	315,020	24,890
	JPMorgan Chase & Co.	222,013	23,200
	S&P Global Inc.	54,702	16,703
	American Express Co.	114,510	15,449
	BlackRock Inc.	26,205	14,420
	Goldman Sachs Group Inc.	34,185	10,018

		Shares	Market Value ($000)
	Blackstone Inc.	81,543	6,825
			232,215
Health Care (11.7%)
	UnitedHealth Group Inc.	102,833	51,935
	Pfizer Inc.	1,060,379	46,402
	Humana Inc.	83,718	40,619
	HCA Healthcare Inc.	191,267	35,153
	Elevance Health Inc.	74,609	33,891
	Novartis AG (Registered)	407,771	31,087
	Becton Dickinson and Co.	130,519	29,084
	AstraZeneca plc ADR	474,861	26,041
	Danaher Corp.	69,972	18,073
	Baxter International Inc.	222,202	11,968
	Johnson & Johnson	51,146	8,355
	Zoetis Inc.	46,134	6,841
			339,449
Industrials (6.0%)
	Raytheon Technologies Corp.	338,980	27,749
	Johnson Controls International plc	522,079	25,697
	Deere & Co.	69,593	23,236
	Illinois Tool Works Inc.	122,146	22,066
	Northrop Grumman Corp.	43,952	20,672
	Fortive Corp.	340,834	19,871
	Trane Technologies plc	125,973	18,242
	Parker-Hannifin Corp.	62,392	15,118
	Schneider Electric SE	28,059	3,169
			175,820
Information Technology (13.0%)
	Microsoft Corp.	573,526	133,574
	Apple Inc.	526,854	72,811
	Texas Instruments Inc.	259,607	40,182
	Visa Inc. Class A	119,905	21,301
	Mastercard Inc. Class A	74,683	21,235
	Global Payments Inc.	166,205	17,959
	Accenture plc Class A	62,388	16,053
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	219,519	15,050
*	Salesforce Inc.	79,805	11,479
	Fidelity National Information Services Inc.	120,101	9,076
	Marvell Technology Inc.	166,478	7,144
	KLA Corp.	19,519	5,907
	Intel Corp.	200,391	5,164
	Lam Research Corp.	2,572	941
			377,876
Materials (0.9%)
	Glencore plc	3,340,663	17,555
	Anglo American plc	252,377	7,578
			25,133
Real Estate (1.6%)
	American Tower Corp.	70,768	15,194
	Welltower Inc.	202,161	13,003
	Prologis Inc.	100,196	10,180
	VICI Properties Inc.	259,482	7,745
			46,122
Utilities (2.8%)
	Duke Energy Corp.	346,261	32,209
	Exelon Corp.	811,026	30,381

	Shares	Market Value ($000)
Constellation Energy Corp.	199,379	16,587
American Electric Power Co. Inc.	21,355	1,846
		81,023
Total Common Stocks (Cost $1,637,331)		1,862,216
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (7.3%)
	United States Treasury Note/Bond	0.250%	9/30/23	400	384
	United States Treasury Note/Bond	1.500%	2/29/24	1,230	1,183
	United States Treasury Note/Bond	2.250%	3/31/24	5,275	5,115
	United States Treasury Note/Bond	2.500%	4/30/24	1,500	1,458
	United States Treasury Note/Bond	0.250%	5/15/24	800	749
	United States Treasury Note/Bond	1.750%	6/30/24	9,215	8,820
	United States Treasury Note/Bond	0.375%	9/15/24	1,200	1,113
[1,2,3]	United States Treasury Note/Bond	0.625%	10/15/24	26,675	24,791
	United States Treasury Note/Bond	1.500%	10/31/24	3,350	3,167
	United States Treasury Note/Bond	0.750%	11/15/24	750	697
	United States Treasury Note/Bond	1.000%	12/15/24	5,350	4,984
	United States Treasury Note/Bond	1.125%	1/15/25	8,600	8,009
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	5,936
	United States Treasury Note/Bond	1.750%	3/15/25	9,980	9,395
	United States Treasury Note/Bond	2.625%	4/15/25	10,390	9,976
	United States Treasury Note/Bond	0.250%	5/31/25	4,850	4,361
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,053
	United States Treasury Note/Bond	3.125%	8/15/25	18,000	17,449
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,275
	United States Treasury Note/Bond	3.500%	9/15/25	160	157
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	19,800
	United States Treasury Note/Bond	0.375%	12/31/25	890	787
	United States Treasury Note/Bond	0.375%	1/31/26	7,010	6,175
	United States Treasury Note/Bond	0.500%	2/28/26	2,100	1,853
	United States Treasury Note/Bond	0.750%	3/31/26	1,350	1,199
	United States Treasury Note/Bond	2.500%	3/31/27	9,365	8,747
	United States Treasury Note/Bond	2.750%	7/31/27	12,950	12,195
	United States Treasury Note/Bond	3.125%	8/31/27	650	624
	United States Treasury Note/Bond	2.750%	8/15/32	3,395	3,105
[1]	United States Treasury Note/Bond	2.000%	11/15/41	22,280	15,934
	United States Treasury Note/Bond	2.375%	2/15/42	3,515	2,692
	United States Treasury Note/Bond	3.250%	5/15/42	785	696
	United States Treasury Note/Bond	3.375%	8/15/42	13,600	12,321
	United States Treasury Note/Bond	2.875%	5/15/52	9,230	7,737
	United States Treasury Note/Bond	3.000%	8/15/52	2,405	2,076
					213,013
Conventional Mortgage-Backed Securities (1.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	545	416
[4,5]	Freddie Mac Gold Pool	4.000%	9/1/41	2	2
[4]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	33	33
[4]	Ginnie Mae I Pool	8.000%	9/15/30	28	29
[4,5]	UMBS Pool	2.500%	4/1/37 - 4/1/38	728	643
[4,5,6]	UMBS Pool	3.000%	10/13/52	9,200	7,998
[4,5,6]	UMBS Pool	4.000%	10/13/52	12,701	11,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	UMBS Pool	4.500%	10/13/52	8,102	7,699
					28,592
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41	97	91
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	49	46
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	19	18
[4,5]	Fannie Mae REMICS	2.500%	8/25/46	436	337
[4,5]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	1,251	1,121
[4,5]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	2,136	2,019
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	75	73
[4,5]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	288	253
[4,5]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	258	237
[4,5]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	123	119
[4]	Ginnie Mae	1.700%	10/20/45	32	32
					4,346
Total U.S. Government and Agency Obligations (Cost $269,781)					245,951
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[4,7]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	263	175
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	487
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	235	228
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	334	322
[4,7]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,082
[4,7]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,092
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	74	72
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	172	167
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	737	619
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	6	6
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	32	32
[4,7,8]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	3.518%	9/15/36	870	831
[4,7,8]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	3.717%	10/15/36	425	403
[4,7,8]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	3.468%	8/15/36	440	407
[4,7,8]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	3.718%	8/15/36	95	88
[4,7]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	550	474
[4,7]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	721	623
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	20	20
[4,7,8]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	1	1
[4,7]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	393	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	267	221
[4,7]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	736	584
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	70	70
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	54	54
[4,5,8]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	8.984%	10/25/28	95	98
[4,7]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,876	1,626
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	495	369
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	257
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	300	249
[4,7]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	1,031	894
[4,7]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	275	230
[4,7]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	291	241
[4,7,8]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	3.518%	3/15/38	290	279
[4,7]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	269	237
[4,7,8]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	3.688%	4/19/30	884	870
[4,7,8]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	3.312%	1/15/28	1,468	1,444
[4,7]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	136	119
[4,7]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	952
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,875	2,433
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	251
[4,7]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	811
[4,5]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	759	733
[4,7,8]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	524
[4,7]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	486	403
[4,7]	START Ireland Class A Series 2019-1	4.089%	3/15/44	289	253
[4,7,8]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	3.433%	7/14/26	84	83
[4,7]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	839	703
[4,7]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,042	842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	315	301
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,218
[4,7]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	753
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $28,981)					25,597
Corporate Bonds (22.0%)
Communications (1.4%)
	America Movil SAB de CV	3.625%	4/22/29	780	701
	America Movil SAB de CV	6.125%	3/30/40	390	388
	AT&T Inc.	2.750%	6/1/31	1,305	1,046
	AT&T Inc.	4.300%	12/15/42	205	162
	AT&T Inc.	3.650%	6/1/51	248	169
	AT&T Inc.	3.500%	9/15/53	895	596
	AT&T Inc.	3.850%	6/1/60	747	503
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	215	163
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	215	153
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	145	92
	Comcast Corp.	3.375%	2/15/25	70	68
	Comcast Corp.	3.400%	4/1/30	145	128
	Comcast Corp.	4.250%	1/15/33	1,032	937
	Comcast Corp.	4.200%	8/15/34	730	643
	Comcast Corp.	5.650%	6/15/35	110	110
	Comcast Corp.	4.400%	8/15/35	877	777
	Comcast Corp.	6.500%	11/15/35	24	26
	Comcast Corp.	3.969%	11/1/47	252	193
	Comcast Corp.	4.000%	3/1/48	345	265
	Comcast Corp.	3.999%	11/1/49	602	461
	Comcast Corp.	2.887%	11/1/51	1,520	949
	Comcast Corp.	2.450%	8/15/52	1,025	587
	Comcast Corp.	4.049%	11/1/52	617	471
	Comcast Corp.	2.937%	11/1/56	5,619	3,354
	Comcast Corp.	2.650%	8/15/62	615	332
	Comcast Corp.	2.987%	11/1/63	2,321	1,346
[7]	Cox Communications Inc.	3.150%	8/15/24	63	60
[7]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,355
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	280
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	636
	Discovery Communications LLC	4.125%	5/15/29	125	107
	Discovery Communications LLC	3.625%	5/15/30	505	417
	Discovery Communications LLC	4.000%	9/15/55	497	296
	NBCUniversal Media LLC	4.450%	1/15/43	189	158
[7]	NBN Co. Ltd.	1.625%	1/8/27	760	652
[7]	NBN Co. Ltd.	2.625%	5/5/31	1,105	879
[7]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,690
[7]	NTT Finance Corp.	1.162%	4/3/26	1,040	908
[7]	NTT Finance Corp.	2.065%	4/3/31	285	224
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	599
	Orange SA	9.000%	3/1/31	530	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	382
[7]	Sky Ltd.	3.750%	9/16/24	1,435	1,400
[4,7]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	813	801
	Telefonica Emisiones SA	5.213%	3/8/47	490	373
	Telefonica Emisiones SA	5.520%	3/1/49	710	575
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	96
	T-Mobile USA Inc.	2.050%	2/15/28	900	747
	T-Mobile USA Inc.	3.875%	4/15/30	1,280	1,134
	T-Mobile USA Inc.	2.550%	2/15/31	575	456
	T-Mobile USA Inc.	2.250%	11/15/31	150	113
	T-Mobile USA Inc.	4.375%	4/15/40	485	397
	T-Mobile USA Inc.	4.500%	4/15/50	710	571
	T-Mobile USA Inc.	3.300%	2/15/51	580	378
	T-Mobile USA Inc.	3.600%	11/15/60	290	188
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	114
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	95	78
	Verizon Communications Inc.	4.329%	9/21/28	675	636
	Verizon Communications Inc.	2.355%	3/15/32	485	373
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,115
	Verizon Communications Inc.	4.750%	11/1/41	190	164
	Verizon Communications Inc.	2.987%	10/30/56	256	152
	Walt Disney Co.	2.000%	9/1/29	2,600	2,124
	Walt Disney Co.	2.650%	1/13/31	385	318
	Walt Disney Co.	3.500%	5/13/40	1,490	1,151
	Walt Disney Co.	4.750%	9/15/44	26	23
	Walt Disney Co.	2.750%	9/1/49	560	355
	Walt Disney Co.	3.600%	1/13/51	805	600
	Walt Disney Co.	3.800%	5/13/60	485	359
					39,690
Consumer Discretionary (1.0%)
	Amazon.com Inc.	2.800%	8/22/24	220	213
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,089
	Amazon.com Inc.	4.800%	12/5/34	995	981
	Amazon.com Inc.	4.950%	12/5/44	580	557
	Amazon.com Inc.	3.950%	4/13/52	780	641
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,115
	American Honda Finance Corp.	2.000%	3/24/28	825	701
[7]	BMW US Capital LLC	2.250%	9/15/23	2,500	2,440
[7]	BMW US Capital LLC	0.800%	4/1/24	390	368
[7]	BMW US Capital LLC	1.250%	8/12/26	840	729
[4]	Duke University	2.832%	10/1/55	775	507
	Emory University	2.143%	9/1/30	765	632
[7]	ERAC USA Finance LLC	3.300%	10/15/22	40	40
[7]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,206
[7]	ERAC USA Finance LLC	5.625%	3/15/42	340	308
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,531
	Georgetown University	4.315%	4/1/49	150	123
	Georgetown University	2.943%	4/1/50	295	192
	Home Depot Inc.	3.900%	12/6/28	290	275
	Home Depot Inc.	2.700%	4/15/30	215	184
	Home Depot Inc.	3.250%	4/15/32	370	321
	Home Depot Inc.	4.500%	9/15/32	575	550
	Home Depot Inc.	3.300%	4/15/40	825	632
	Home Depot Inc.	4.400%	3/15/45	780	664
	Home Depot Inc.	4.250%	4/1/46	500	420
	Home Depot Inc.	4.500%	12/6/48	345	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.125%	12/15/49	75	51
	Home Depot Inc.	2.375%	3/15/51	70	41
	Home Depot Inc.	2.750%	9/15/51	575	366
	Home Depot Inc.	3.625%	4/15/52	655	494
	Home Depot Inc.	4.950%	9/15/52	175	164
[7]	Hyundai Capital America	0.800%	4/3/23	2,415	2,363
[7]	Hyundai Capital America	0.875%	6/14/24	1,875	1,735
[7]	Hyundai Capital America	1.650%	9/17/26	1,060	897
[4]	Johns Hopkins University	4.083%	7/1/53	200	170
[4]	Johns Hopkins University	2.813%	1/1/60	180	113
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,193
	Lowe's Cos. Inc.	6.500%	3/15/29	334	352
	Lowe's Cos. Inc.	3.750%	4/1/32	185	160
	McDonald's Corp.	3.250%	6/10/24	140	137
	McDonald's Corp.	3.625%	9/1/49	470	343
[4]	Northeastern University	2.894%	10/1/50	225	149
	Thomas Jefferson University	3.847%	11/1/57	690	508
[4]	University of Chicago	2.761%	4/1/45	165	124
	University of Miami	4.063%	4/1/52	440	357
	VF Corp.	2.800%	4/23/27	595	536
	VF Corp.	2.950%	4/23/30	1,320	1,086
					29,060
Consumer Staples (0.7%)
	Altria Group Inc.	5.800%	2/14/39	476	412
	Altria Group Inc.	4.500%	5/2/43	135	95
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,163
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,160	1,005
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	169	150
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	396
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	420	334
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	883
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,646
[7]	Cargill Inc.	6.875%	5/1/28	645	686
[7]	Cargill Inc.	2.125%	4/23/30	225	182
[7]	Cargill Inc.	4.760%	11/23/45	635	567
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	406
[7]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	827
	Colgate Palmolive Co.	7.600%	5/19/25	480	513
	Conagra Brands Inc.	4.600%	11/1/25	220	215
	Conagra Brands Inc.	1.375%	11/1/27	345	279
	Conagra Brands Inc.	5.300%	11/1/38	300	263
[7]	Danone SA	2.947%	11/2/26	735	674
	Diageo Capital plc	2.625%	4/29/23	1,230	1,216
	Diageo Capital plc	2.375%	10/24/29	580	485
	Diageo Capital plc	2.000%	4/29/30	265	212
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	313
	Hormel Foods Corp.	1.700%	6/3/28	135	115
	Kroger Co.	3.850%	8/1/23	270	268
	Kroger Co.	4.000%	2/1/24	540	535
	McCormick & Co. Inc.	2.500%	4/15/30	135	110
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,645
	PepsiCo Inc.	2.375%	10/6/26	1,945	1,784
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,139
	Philip Morris International Inc.	3.600%	11/15/23	620	614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.375%	8/11/25	424	406
	Philip Morris International Inc.	4.875%	11/15/43	145	111
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	461
					20,110
Energy (1.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	269
	BP Capital Markets America Inc.	2.721%	1/12/32	1,150	934
	BP Capital Markets America Inc.	2.772%	11/10/50	470	292
	BP Capital Markets America Inc.	2.939%	6/4/51	925	587
	BP Capital Markets America Inc.	3.001%	3/17/52	1,530	990
	BP Capital Markets America Inc.	3.379%	2/8/61	370	242
	BP Capital Markets plc	2.500%	11/6/22	500	499
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	501
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	104
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,308
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,260	1,006
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	332
	Energy Transfer LP	5.250%	4/15/29	1,375	1,297
	Energy Transfer LP	5.350%	5/15/45	90	73
	Energy Transfer LP	5.300%	4/15/47	155	124
	Energy Transfer LP	5.400%	10/1/47	20	16
	Enterprise Products Operating LLC	5.100%	2/15/45	280	240
	Enterprise Products Operating LLC	4.250%	2/15/48	730	564
	Enterprise Products Operating LLC	3.700%	1/31/51	170	120
	Enterprise Products Operating LLC	3.300%	2/15/53	750	491
	Equinor ASA	2.450%	1/17/23	382	380
	Equinor ASA	2.650%	1/15/24	360	350
	Equinor ASA	3.700%	3/1/24	640	631
	Equinor ASA	3.250%	11/10/24	655	637
	Equinor ASA	2.875%	4/6/25	140	133
	Equinor ASA	3.125%	4/6/30	2,350	2,065
	Equinor ASA	2.375%	5/22/30	335	279
	Exxon Mobil Corp.	2.726%	3/1/23	320	318
	Exxon Mobil Corp.	3.043%	3/1/26	225	213
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	976
	Exxon Mobil Corp.	2.440%	8/16/29	735	631
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	896
	Exxon Mobil Corp.	4.114%	3/1/46	320	265
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,341	1,101
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,105	841
[7]	Qatar Energy	2.250%	7/12/31	925	744
[7]	Qatar Energy	3.125%	7/12/41	675	490
[7]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	568
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	730
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,104
	Shell International Finance BV	4.125%	5/11/35	1,130	993
	Shell International Finance BV	5.500%	3/25/40	345	342
	Shell International Finance BV	4.375%	5/11/45	2,500	2,103
	Shell International Finance BV	3.000%	11/26/51	2,255	1,495
	Suncor Energy Inc.	5.950%	12/1/34	500	476
	Total Capital International SA	2.700%	1/25/23	885	881
	Total Capital International SA	3.750%	4/10/24	1,400	1,379
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,233
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	372
					32,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (9.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	387
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	236
[7]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,358
[7]	AIA Group Ltd.	3.375%	4/7/30	370	330
	American International Group Inc.	6.250%	5/1/36	245	255
	American International Group Inc.	4.800%	7/10/45	220	190
	American International Group Inc.	4.750%	4/1/48	640	550
	American International Group Inc.	4.375%	6/30/50	375	303
	Ameriprise Financial Inc.	4.500%	5/13/32	335	316
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	493
[7]	Athene Global Funding	1.000%	4/16/24	685	638
[7]	Athene Global Funding	1.985%	8/19/28	10	8
[7]	Athene Global Funding	2.717%	1/7/29	980	792
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	500
[7]	Aviation Capital Group LLC	1.950%	9/20/26	415	336
	Banco Santander SA	3.125%	2/23/23	800	795
	Banco Santander SA	3.848%	4/12/23	400	397
	Banco Santander SA	1.849%	3/25/26	1,000	866
	Banco Santander SA	2.749%	12/3/30	400	284
	Banco Santander SA	2.958%	3/25/31	200	152
	Bank of America Corp.	3.559%	4/23/27	2,450	2,261
	Bank of America Corp.	3.593%	7/21/28	1,025	926
	Bank of America Corp.	3.419%	12/20/28	512	454
	Bank of America Corp.	4.271%	7/23/29	4,780	4,361
	Bank of America Corp.	3.974%	2/7/30	1,895	1,691
	Bank of America Corp.	3.194%	7/23/30	1,055	889
	Bank of America Corp.	2.496%	2/13/31	1,495	1,180
	Bank of America Corp.	2.572%	10/20/32	490	375
	Bank of America Corp.	3.846%	3/8/37	1,700	1,374
	Bank of America Corp.	5.875%	2/7/42	260	252
	Bank of America Corp.	3.311%	4/22/42	870	614
	Bank of America Corp.	5.000%	1/21/44	1,000	865
	Bank of America Corp.	4.330%	3/15/50	2,235	1,757
	Bank of America Corp.	2.972%	7/21/52	1,225	750
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	451
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	693
[8]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	3.856%	10/30/23	1,145	1,145
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,665
	Bank of Nova Scotia	1.950%	2/2/27	360	313
[7]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	853
	Barclays plc	3.932%	5/7/25	1,565	1,505
	Barclays plc	2.852%	5/7/26	220	200
	Barclays plc	2.279%	11/24/27	400	335
	Barclays plc	2.667%	3/10/32	1,270	928
	Barclays plc	2.894%	11/24/32	1,300	941
	Barclays plc	3.330%	11/24/42	465	295
[8]	Barclays plc, 3M USD LIBOR + 1.380%	4.302%	5/16/24	1,005	1,001
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	300	253
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	679
	BlackRock Inc.	2.100%	2/25/32	733	562
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	565	442
	BNP Paribas SA	3.250%	3/3/23	190	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	BNP Paribas SA	3.800%	1/10/24	585	574
[7]	BNP Paribas SA	3.375%	1/9/25	1,775	1,687
[7]	BNP Paribas SA	2.819%	11/19/25	1,335	1,246
[7]	BNP Paribas SA	1.323%	1/13/27	585	497
[7]	BNP Paribas SA	3.500%	11/16/27	2,050	1,817
[7]	BNP Paribas SA	2.591%	1/20/28	885	757
[7]	BNP Paribas SA	2.159%	9/15/29	910	714
[7]	BNP Paribas SA	2.871%	4/19/32	845	641
[7]	BPCE SA	5.700%	10/22/23	270	268
	BPCE SA	4.000%	4/15/24	775	761
[7]	BPCE SA	5.150%	7/21/24	1,260	1,229
[7]	BPCE SA	3.500%	10/23/27	1,780	1,562
[7]	BPCE SA	2.700%	10/1/29	1,450	1,200
[7]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	61
[7]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	460
[7]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	451
[7]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	427
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	881
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,277
	Capital One Financial Corp.	3.200%	2/5/25	760	721
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,277
	Charles Schwab Corp.	3.200%	3/2/27	545	508
	Charles Schwab Corp.	2.000%	3/20/28	1,100	946
	Charles Schwab Corp.	2.900%	3/3/32	835	690
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	542
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	677
	Citigroup Inc.	0.981%	5/1/25	1,190	1,104
	Citigroup Inc.	1.462%	6/9/27	1,325	1,128
	Citigroup Inc.	3.070%	2/24/28	1,000	891
	Citigroup Inc.	3.520%	10/27/28	1,975	1,766
	Citigroup Inc.	6.625%	6/15/32	2,000	2,024
	Citigroup Inc.	3.878%	1/24/39	1,025	827
	Citigroup Inc.	2.904%	11/3/42	560	359
[7]	CNO Global Funding	1.650%	1/6/25	260	239
[7]	CNO Global Funding	2.650%	1/6/29	370	308
	Comerica Bank	2.500%	7/23/24	790	756
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,723
[7]	Commonwealth Bank of Australia	3.784%	3/14/32	200	160
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,164
[7]	Cooperatieve Rabobank UA	4.655%	8/22/28	875	825
[7]	Corebridge Financial Inc.	3.900%	4/5/32	175	148
[7]	Corebridge Financial Inc.	4.350%	4/5/42	105	81
[7]	Corebridge Financial Inc.	4.400%	4/5/52	315	241
[7]	Credit Agricole SA	3.750%	4/24/23	1,160	1,153
[7]	Credit Agricole SA	3.250%	10/4/24	2,390	2,286
	Credit Suisse AG	3.625%	9/9/24	250	238
[7]	Credit Suisse Group AG	4.207%	6/12/24	340	333
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,234
[7]	Credit Suisse Group AG	2.593%	9/11/25	520	473
[7]	Credit Suisse Group AG	1.305%	2/2/27	545	442
[7]	Credit Suisse Group AG	6.442%	8/11/28	2,235	2,079
[7]	Credit Suisse Group AG	3.869%	1/12/29	305	249
[7]	Credit Suisse Group AG	3.091%	5/14/32	1,195	840
[7]	Credit Suisse Group AG	6.537%	8/12/33	985	887
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	4.476%	6/12/24	690	677
[7]	Danske Bank A/S	3.875%	9/12/23	1,220	1,199
[7]	Danske Bank A/S	5.375%	1/12/24	795	790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Danske Bank A/S	1.621%	9/11/26	855	739
[7]	Danske Bank A/S	1.549%	9/10/27	1,605	1,351
[7]	DNB Bank ASA	1.535%	5/25/27	960	828
[7]	DNB Bank ASA	1.605%	3/30/28	1,330	1,110
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	333
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	716
[7]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	317
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	444
[7]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	727
	Fifth Third Bancorp	2.550%	5/5/27	425	378
	Fifth Third Bancorp	4.055%	4/25/28	325	304
	Fifth Third Bancorp	4.337%	4/25/33	290	258
	Fifth Third Bank NA	3.850%	3/15/26	830	784
[7]	Five Corners Funding Trust	4.419%	11/15/23	210	208
[7]	GA Global Funding Trust	1.000%	4/8/24	750	697
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	1,977
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,148
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,846
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	690
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	1,885
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	986
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	733
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,725
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,395
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,426
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	786
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	479
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,275	1,013
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	834
[7]	Guardian Life Global Funding	1.250%	5/13/26	205	179
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,585
	HSBC Holdings plc	0.976%	5/24/25	300	276
	HSBC Holdings plc	1.589%	5/24/27	805	673
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,819
	HSBC Holdings plc	4.041%	3/13/28	890	800
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,492
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,119
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,197
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,143
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,550
	HSBC Holdings plc	6.500%	5/2/36	1,000	953
	HSBC Holdings plc	6.100%	1/14/42	375	362
	HSBC Holdings plc	5.250%	3/14/44	440	356
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.961%	5/18/24	730	723
	HSBC USA Inc.	3.500%	6/23/24	620	604
	Huntington National Bank	4.552%	5/17/28	320	308
	ING Groep NV	3.950%	3/29/27	2,695	2,482
	ING Groep NV	1.726%	4/1/27	500	429
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,362
	Intercontinental Exchange Inc.	4.350%	6/15/29	215	203
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	131
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,063
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	114
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	659
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,135	1,893
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	503
[7]	JAB Holdings BV	2.200%	11/23/30	290	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	JAB Holdings BV	3.750%	5/28/51	500	294
[7]	JAB Holdings BV	4.500%	4/8/52	860	556
[7]	Jackson National Life Global Funding	1.750%	1/12/25	555	511
	JPMorgan Chase & Co.	3.375%	5/1/23	490	487
	JPMorgan Chase & Co.	3.875%	2/1/24	800	792
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,198
	JPMorgan Chase & Co.	2.069%	6/1/29	740	601
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	1,921
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,208
	JPMorgan Chase & Co.	4.912%	7/25/33	1,640	1,515
	JPMorgan Chase & Co.	3.109%	4/22/41	835	576
	JPMorgan Chase & Co.	5.400%	1/6/42	750	693
	JPMorgan Chase & Co.	3.157%	4/22/42	560	383
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	4,605
	JPMorgan Chase & Co.	3.109%	4/22/51	845	530
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	79
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	258
[7]	Liberty Mutual Group Inc.	5.500%	6/15/52	750	654
	Loews Corp.	2.625%	5/15/23	440	435
[7]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,363
[7]	LSEGA Financing plc	2.000%	4/6/28	630	528
[7]	LSEGA Financing plc	2.500%	4/6/31	1,110	902
[7]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,368
[7]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,039
[7]	Macquarie Group Ltd.	2.871%	1/14/33	1,740	1,321
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	652
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	642
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	271
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	351
[7]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,000	1,013
[7]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	366
	Metlife Inc.	5.000%	7/15/52	347	316
	MetLife Inc.	3.600%	4/10/24	580	569
	MetLife Inc.	4.125%	8/13/42	145	118
	MetLife Inc.	4.875%	11/13/43	530	474
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	595
[7]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	289
[7]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,049
[7]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	410
[7]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,109
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	783
	Morgan Stanley	3.700%	10/23/24	750	732
	Morgan Stanley	2.720%	7/22/25	1,750	1,659
	Morgan Stanley	2.630%	2/18/26	1,805	1,682
	Morgan Stanley	3.125%	7/27/26	1,345	1,240
	Morgan Stanley	6.250%	8/9/26	3,000	3,070
	Morgan Stanley	3.625%	1/20/27	1,250	1,164
	Morgan Stanley	3.772%	1/24/29	3,910	3,523
	Morgan Stanley	2.699%	1/22/31	1,105	895
	Morgan Stanley	2.239%	7/21/32	1,805	1,357
	Morgan Stanley	2.511%	10/20/32	615	471
	Morgan Stanley	2.943%	1/21/33	920	727
	Morgan Stanley	4.889%	7/20/33	1,555	1,446
	Morgan Stanley	2.484%	9/16/36	1,475	1,057
	Morgan Stanley	5.297%	4/20/37	270	243
	Morgan Stanley	4.300%	1/27/45	850	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	3.950%	3/7/52	540	401
	National Australia Bank Ltd.	3.905%	6/9/27	885	845
[7]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,599
[7]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,720
[7]	National Australia Bank Ltd.	3.347%	1/12/37	705	544
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	989
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,150
	NatWest Group plc	1.642%	6/14/27	870	731
[7]	NatWest Markets plc	0.800%	8/12/24	670	615
[7]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,696
[7]	New York Life Global Funding	2.900%	1/17/24	810	791
[7]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,169
[7]	New York Life Insurance Co.	3.750%	5/15/50	345	260
[7]	New York Life Insurance Co.	4.450%	5/15/69	435	344
[7]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,621
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	501
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	187
[7]	Pacific Life Global Funding II	1.375%	4/14/26	795	697
[7]	Pacific LifeCorp	5.400%	9/15/52	500	468
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	447
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	363
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,377
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	885
	PNC Bank NA	3.300%	10/30/24	460	445
	PNC Bank NA	2.950%	2/23/25	1,105	1,056
	PNC Bank NA	4.200%	11/1/25	255	247
	PNC Bank NA	3.100%	10/25/27	1,165	1,064
	PNC Bank NA	3.250%	1/22/28	1,675	1,537
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	572
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,341
[7]	Principal Life Global Funding II	2.500%	9/16/29	1,000	829
[7]	Protective Life Global Funding	4.714%	7/6/27	750	723
	Prudential plc	3.125%	4/14/30	80	67
[7]	RGA Global Funding	2.700%	1/18/29	425	355
	Santander Holdings USA Inc.	3.400%	1/18/23	605	603
[7]	Standard Chartered plc	1.214%	3/23/25	285	265
[7]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,876
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,616
[7]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	780
[7]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	939
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,123
[7]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	978
[7]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	974
[7]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	732
[7]	Temasek Financial I Ltd.	2.500%	10/6/70	670	399
	Truist Bank	3.300%	5/15/26	340	315
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,336
	Truist Financial Corp.	1.950%	6/5/30	795	622
[7]	UBS AG	1.250%	6/1/26	985	849
[7]	UBS Group AG	1.494%	8/10/27	1,160	974
[7]	UBS Group AG	3.126%	8/13/30	555	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UBS Group AG	2.095%	2/11/32	720	524
[7]	UBS Group AG	2.746%	2/11/33	890	661
[7]	UBS Group AG	3.179%	2/11/43	855	553
[7]	UniCredit SpA	1.982%	6/3/27	1,015	838
[7]	UniCredit SpA	3.127%	6/3/32	1,200	855
	US Bancorp	3.700%	1/30/24	1,560	1,542
	US Bancorp	2.677%	1/27/33	1,910	1,529
	US Bancorp	4.967%	7/22/33	650	610
	US Bancorp	2.491%	11/3/36	1,860	1,407
	Wachovia Corp.	7.500%	4/15/35	1,000	1,120
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,192
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,537
	Wells Fargo & Co.	3.000%	2/19/25	890	846
	Wells Fargo & Co.	0.805%	5/19/25	430	399
	Wells Fargo & Co.	3.550%	9/29/25	860	819
	Wells Fargo & Co.	3.000%	4/22/26	1,045	957
	Wells Fargo & Co.	3.000%	10/23/26	170	154
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,552
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,116
	Wells Fargo & Co.	2.879%	10/30/30	435	358
	Wells Fargo & Co.	2.572%	2/11/31	2,235	1,789
	Wells Fargo & Co.	3.350%	3/2/33	235	191
	Wells Fargo & Co.	4.897%	7/25/33	1,150	1,058
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,040
	Wells Fargo & Co.	4.900%	11/17/45	515	421
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,656
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,011
					270,162
Health Care (2.3%)
	AbbVie Inc.	3.800%	3/15/25	575	557
	AbbVie Inc.	3.200%	11/21/29	650	570
	AbbVie Inc.	4.300%	5/14/36	100	87
	AbbVie Inc.	4.050%	11/21/39	590	478
	AdventHealth Obligated Group	2.795%	11/15/51	900	576
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	293
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	364
	Aetna Inc.	2.800%	6/15/23	680	671
[7]	Alcon Finance Corp.	2.750%	9/23/26	200	179
[7]	Alcon Finance Corp.	2.600%	5/27/30	200	161
[7]	Alcon Finance Corp.	3.800%	9/23/49	800	576
	AmerisourceBergen Corp.	0.737%	3/15/23	374	368
	Anthem Inc.	3.300%	1/15/23	1,100	1,097
	Anthem Inc.	3.650%	12/1/27	750	698
	Anthem Inc.	4.101%	3/1/28	1,140	1,076
	Anthem Inc.	2.550%	3/15/31	1,100	887
	Anthem Inc.	4.650%	8/15/44	92	79
	Ascension Health	2.532%	11/15/29	1,405	1,188
[4]	Ascension Health	4.847%	11/15/53	50	49
	AstraZeneca plc	4.000%	1/17/29	2,345	2,224
	AstraZeneca plc	6.450%	9/15/37	615	664
	Banner Health	2.907%	1/1/42	910	648
	Baxter International Inc.	2.272%	12/1/28	800	661
[7]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,055
[7]	Bayer US Finance LLC	3.375%	10/8/24	815	785
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	405	254
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	522
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	257
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.400%	7/26/29	274	249
	Bristol-Myers Squibb Co.	2.950%	3/15/32	115	99
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	441
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,205	945
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	148
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,234
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	287
	Bristol-Myers Squibb Co.	3.700%	3/15/52	460	353
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,056
	Children's Hospital Corp.	2.585%	2/1/50	160	99
	Cigna Corp.	3.250%	4/15/25	880	842
	Cigna Corp.	4.375%	10/15/28	515	486
	CommonSpirit Health	2.950%	11/1/22	535	534
	CommonSpirit Health	4.200%	8/1/23	535	530
	CommonSpirit Health	2.760%	10/1/24	860	819
	CommonSpirit Health	3.347%	10/1/29	1,015	854
	CommonSpirit Health	2.782%	10/1/30	684	545
[4]	CommonSpirit Health	4.350%	11/1/42	601	470
	CommonSpirit Health	4.187%	10/1/49	1,687	1,262
	CommonSpirit Health	3.910%	10/1/50	70	50
	Cottage Health Obligated Group	3.304%	11/1/49	295	211
[7]	CSL UK Holdings Ltd.	4.250%	4/27/32	660	602
[7]	CSL UK Holdings Ltd.	4.750%	4/27/52	105	90
	CVS Health Corp.	4.300%	3/25/28	43	41
	CVS Health Corp.	1.750%	8/21/30	145	111
	CVS Health Corp.	4.875%	7/20/35	315	285
	CVS Health Corp.	4.125%	4/1/40	430	344
	Dignity Health	3.812%	11/1/24	560	543
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	995
	Gilead Sciences Inc.	3.500%	2/1/25	560	541
	Gilead Sciences Inc.	4.500%	2/1/45	250	208
	Gilead Sciences Inc.	4.150%	3/1/47	430	340
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	761
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	1,994
[7]	HCA Inc.	3.625%	3/15/32	455	369
[7]	HCA Inc.	4.375%	3/15/42	135	101
[7]	HCA Inc.	4.625%	3/15/52	265	199
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	235
	Inova Health System Foundation	4.068%	5/15/52	475	390
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	353
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	788
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	730
	Mass General Brigham Inc.	3.192%	7/1/49	535	382
	Mass General Brigham Inc.	3.342%	7/1/60	955	640
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	395
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	258
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,350
	Merck & Co. Inc.	4.150%	5/18/43	760	648
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,580
	Mercy Health	4.302%	7/1/28	570	536
	Novartis Capital Corp.	3.400%	5/6/24	415	408
	Novartis Capital Corp.	4.400%	5/6/44	640	576
	OhioHealth Corp.	2.297%	11/15/31	760	602
	OhioHealth Corp.	2.834%	11/15/41	485	337
	Pfizer Inc.	3.000%	12/15/26	725	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.450%	3/15/29	2,165	1,994
	Pfizer Inc.	4.100%	9/15/38	1,505	1,321
	Pfizer Inc.	2.550%	5/28/40	275	193
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	194
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	170
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	214
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	814
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	256
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	597
[7]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,492
[7]	Roche Holdings Inc.	2.607%	12/13/51	305	198
	Royalty Pharma plc	3.550%	9/2/50	1,405	878
	Rush Obligated Group	3.922%	11/15/29	330	299
	SSM Health Care Corp.	3.823%	6/1/27	940	894
	Sutter Health	2.294%	8/15/30	560	450
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	218
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	442
	Toledo Hospital	5.750%	11/15/38	545	497
	UnitedHealth Group Inc.	3.100%	3/15/26	430	407
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,120
	UnitedHealth Group Inc.	2.000%	5/15/30	275	222
	UnitedHealth Group Inc.	2.300%	5/15/31	435	350
	UnitedHealth Group Inc.	4.200%	5/15/32	335	311
	UnitedHealth Group Inc.	4.625%	7/15/35	240	220
	UnitedHealth Group Inc.	3.500%	8/15/39	215	169
	UnitedHealth Group Inc.	2.750%	5/15/40	310	217
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,356
	UnitedHealth Group Inc.	4.750%	7/15/45	592	533
	UnitedHealth Group Inc.	4.200%	1/15/47	215	178
	UnitedHealth Group Inc.	3.750%	10/15/47	145	112
	UnitedHealth Group Inc.	4.250%	6/15/48	880	730
	UnitedHealth Group Inc.	4.450%	12/15/48	140	119
	UnitedHealth Group Inc.	3.700%	8/15/49	675	509
	UnitedHealth Group Inc.	2.900%	5/15/50	2,293	1,497
	UnitedHealth Group Inc.	3.250%	5/15/51	295	206
	UnitedHealth Group Inc.	4.750%	5/15/52	245	219
	UnitedHealth Group Inc.	3.875%	8/15/59	615	459
	UnitedHealth Group Inc.	3.125%	5/15/60	490	315
					67,458
Industrials (0.9%)
[7]	Ashtead Capital Inc.	2.450%	8/12/31	495	362
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,034
[7]	BAE Systems plc	3.400%	4/15/30	215	187
	Boeing Co.	1.433%	2/4/24	940	894
	Boeing Co.	2.700%	2/1/27	495	430
	Boeing Co.	3.625%	2/1/31	720	597
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	562
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,617
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	218
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	340
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	49
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	275
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	459
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	145	126
	Canadian National Railway Co.	2.450%	5/1/50	205	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.450%	12/2/31	260	208
	Canadian Pacific Railway Co.	3.100%	12/2/51	770	508
	Carrier Global Corp.	2.722%	2/15/30	448	370
	Caterpillar Inc.	3.400%	5/15/24	810	795
	CSX Corp.	3.350%	9/15/49	235	165
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	445	407
	Eaton Corp.	4.150%	3/15/33	470	425
	Eaton Corp.	4.700%	8/23/52	130	114
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,278
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,166
	Kansas City Southern	4.950%	8/15/45	480	419
	Lockheed Martin Corp.	1.850%	6/15/30	60	49
	Lockheed Martin Corp.	4.500%	5/15/36	211	194
	Lockheed Martin Corp.	4.700%	5/15/46	376	341
	Lockheed Martin Corp.	4.090%	9/15/52	144	120
	Parker-Hannifin Corp.	3.250%	6/14/29	270	238
	Parker-Hannifin Corp.	4.450%	11/21/44	450	368
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,053
	Raytheon Technologies Corp.	4.450%	11/16/38	275	240
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,642
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	529
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	877
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	686
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	605
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	966
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,018
	Union Pacific Corp.	3.700%	3/1/29	505	468
	Union Pacific Corp.	2.800%	2/14/32	120	100
	Union Pacific Corp.	3.375%	2/14/42	530	404
	Union Pacific Corp.	3.250%	2/5/50	200	141
	Union Pacific Corp.	3.799%	10/1/51	1,096	847
	Union Pacific Corp.	3.500%	2/14/53	1,025	745
	Union Pacific Corp.	3.839%	3/20/60	860	640
	Union Pacific Corp.	2.973%	9/16/62	625	379
	Union Pacific Corp.	3.750%	2/5/70	335	233
[4]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	136	124
					26,136
Materials (0.0%)
[7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	398
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	80
	American Tower Corp.	4.400%	2/15/26	450	434
	American Tower Corp.	3.800%	8/15/29	981	862
	Boston Properties LP	3.125%	9/1/23	355	348
	Boston Properties LP	3.800%	2/1/24	45	44
	Crown Castle International Corp.	3.650%	9/1/27	285	258
	Crown Castle International Corp.	3.800%	2/15/28	235	213
	Crown Castle International Corp.	2.100%	4/1/31	2,185	1,636
	CubeSmart LP	2.250%	12/15/28	360	292
	Healthpeak Properties Inc.	2.125%	12/1/28	880	723
	Healthpeak Properties Inc.	3.000%	1/15/30	930	778
	Realty Income Corp.	3.400%	1/15/28	210	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	2.200%	6/15/28	735	620
	Realty Income Corp.	3.250%	1/15/31	380	323
	Realty Income Corp.	2.850%	12/15/32	545	437
[7]	SBA Tower Trust	1.840%	4/15/27	1,570	1,326
[7]	SBA Tower Trust	3.448%	3/15/48	705	699
[7]	SBA Tower Trust	2.836%	1/15/50	725	680
[7]	SBA Tower Trust	1.884%	7/15/50	265	232
[7]	SBA Tower Trust	1.631%	5/15/51	1,060	903
[7]	SBA Tower Trust	2.593%	10/15/56	1,500	1,175
[7]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	616
	Simon Property Group LP	3.750%	2/1/24	90	89
	Simon Property Group LP	3.375%	10/1/24	275	267
	Simon Property Group LP	2.450%	9/13/29	1,160	945
					14,171
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	620	609
	Apple Inc.	3.450%	5/6/24	1,000	984
	Apple Inc.	2.850%	5/11/24	1,225	1,195
	Apple Inc.	3.250%	2/23/26	1,020	978
	Apple Inc.	2.450%	8/4/26	1,170	1,081
	Apple Inc.	3.350%	2/9/27	1,545	1,476
	Apple Inc.	3.200%	5/11/27	1,065	1,004
	Apple Inc.	2.900%	9/12/27	2,250	2,076
	Apple Inc.	3.850%	5/4/43	430	362
	Apple Inc.	4.450%	5/6/44	120	110
	Apple Inc.	3.850%	8/4/46	985	816
	Apple Inc.	2.650%	5/11/50	640	423
	Apple Inc.	2.550%	8/20/60	1,425	857
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	281
	Broadcom Inc.	4.110%	9/15/28	1,452	1,314
	Broadcom Inc.	4.150%	11/15/30	130	112
[7]	Broadcom Inc.	2.600%	2/15/33	710	509
[7]	Broadcom Inc.	3.419%	4/15/33	305	234
[7]	Broadcom Inc.	3.500%	2/15/41	530	358
	Cisco Systems Inc.	2.500%	9/20/26	431	401
	Intel Corp.	2.875%	5/11/24	800	779
	Intel Corp.	2.000%	8/12/31	105	81
	Intel Corp.	4.100%	5/19/46	1,360	1,090
	Intel Corp.	3.250%	11/15/49	600	399
	Intel Corp.	3.050%	8/12/51	1,610	1,030
	Intel Corp.	4.900%	8/5/52	3,335	2,943
	Intel Corp.	3.200%	8/12/61	425	263
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,433
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,243
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,689
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,037
	Microsoft Corp.	2.700%	2/12/25	760	730
	Microsoft Corp.	3.125%	11/3/25	435	418
	Microsoft Corp.	2.400%	8/8/26	1,890	1,750
	Microsoft Corp.	3.500%	2/12/35	605	544
	Microsoft Corp.	3.450%	8/8/36	822	718
	Microsoft Corp.	2.525%	6/1/50	3,336	2,194
	Microsoft Corp.	2.921%	3/17/52	3,287	2,324
	Oracle Corp.	2.950%	11/15/24	2,190	2,090
	Oracle Corp.	1.650%	3/25/26	895	785
	Oracle Corp.	3.250%	11/15/27	2,710	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.000%	11/15/47	895	601
	Oracle Corp.	3.850%	4/1/60	540	326
	QUALCOMM Inc.	1.300%	5/20/28	744	615
	QUALCOMM Inc.	2.150%	5/20/30	1,075	888
	QUALCOMM Inc.	1.650%	5/20/32	1,112	834
	QUALCOMM Inc.	4.250%	5/20/32	250	236
	QUALCOMM Inc.	4.500%	5/20/52	575	495
[7]	S&P Global Inc.	2.700%	3/1/29	345	299
[7]	S&P Global Inc.	2.900%	3/1/32	185	155
[7]	S&P Global Inc.	3.700%	3/1/52	195	148
	Workday Inc.	3.700%	4/1/29	190	170
	Workday Inc.	3.800%	4/1/32	685	596
					51,497
Utilities (3.0%)
	AEP Texas Inc.	4.150%	5/1/49	145	110
	AEP Texas Inc.	3.450%	1/15/50	380	258
	AEP Transmission Co. LLC	4.500%	6/15/52	265	226
	Alabama Power Co.	5.200%	6/1/41	120	108
	Alabama Power Co.	4.100%	1/15/42	215	168
	Alabama Power Co.	3.750%	3/1/45	630	475
	Alabama Power Co.	4.300%	7/15/48	775	640
	Ameren Illinois Co.	3.800%	5/15/28	590	552
	Ameren Illinois Co.	6.125%	12/15/28	1,000	982
	Ameren Illinois Co.	3.700%	12/1/47	140	107
	American Water Capital Corp.	2.950%	9/1/27	540	490
	American Water Capital Corp.	4.450%	6/1/32	590	548
	American Water Capital Corp.	3.750%	9/1/47	45	34
	American Water Capital Corp.	4.200%	9/1/48	845	682
	American Water Capital Corp.	4.150%	6/1/49	25	20
	American Water Capital Corp.	3.450%	5/1/50	95	68
	Arizona Public Service Co.	3.350%	5/15/50	410	268
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	155
	Baltimore Gas and Electric Co.	4.550%	6/1/52	75	65
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,151
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	25
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,361
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	93
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	660	560
[7]	Boston Gas Co.	3.150%	8/1/27	140	125
[7]	Boston Gas Co.	3.757%	3/16/32	120	101
[7]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	88
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,266
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	164
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,265
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	173
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	342
	Cleco Securitization I LLC	4.646%	9/1/44	765	735
	Commonwealth Edison Co.	2.950%	8/15/27	645	589
	Commonwealth Edison Co.	4.350%	11/15/45	375	313
	Commonwealth Edison Co.	3.650%	6/15/46	175	133
	Commonwealth Edison Co.	4.000%	3/1/48	480	385
	Commonwealth Edison Co.	3.850%	3/15/52	195	152
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	805
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	379
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	1,506
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	496
	Consumers Energy Co.	4.200%	9/1/52	555	461
	Delmarva Power & Light Co.	3.500%	11/15/23	305	301
[7]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,222
	Dominion Energy Inc.	5.250%	8/1/33	1,000	945
	Dominion Energy Inc.	4.600%	3/15/49	760	647
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	147
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	44
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	91
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	175
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	385
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	351
	Duke Energy Corp.	2.650%	9/1/26	315	286
	Duke Energy Corp.	3.400%	6/15/29	350	308
	Duke Energy Corp.	4.500%	8/15/32	455	412
	Duke Energy Corp.	3.300%	6/15/41	945	659
	Duke Energy Corp.	4.800%	12/15/45	1,200	997
	Duke Energy Corp.	3.750%	9/1/46	265	188
	Duke Energy Corp.	3.500%	6/15/51	990	668
	Duke Energy Corp.	5.000%	8/15/52	465	397
	Duke Energy Florida LLC	6.350%	9/15/37	200	208
	Duke Energy Progress LLC	6.300%	4/1/38	365	382
	Duke Energy Progress LLC	4.100%	3/15/43	118	96
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,656
	Duke Energy Progress LLC	2.500%	8/15/50	70	42
	Duke Energy Progress LLC	2.900%	8/15/51	70	45
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	764
[7]	East Ohio Gas Co.	2.000%	6/15/30	325	252
[7]	East Ohio Gas Co.	3.000%	6/15/50	475	299
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	462
[7]	Electricite de France SA	4.875%	9/21/38	2,200	1,844
[7]	Electricite de France SA	4.875%	1/22/44	50	39
[7]	Electricite de France SA	4.950%	10/13/45	400	306
	Emera US Finance LP	3.550%	6/15/26	965	898
[7]	Enel Finance International NV	5.000%	6/15/32	670	573
[7]	Enel Finance International NV	5.500%	6/15/52	990	780
	Entergy Louisiana LLC	3.120%	9/1/27	410	372
	Evergy Inc.	2.450%	9/15/24	425	402
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	431
	Evergy Metro Inc.	2.250%	6/1/30	205	167
	Evergy Metro Inc.	4.200%	3/15/48	137	111
	Eversource Energy	2.900%	10/1/24	690	661
	Eversource Energy	3.150%	1/15/25	110	105
	Eversource Energy	3.300%	1/15/28	400	362
	Eversource Energy	3.375%	3/1/32	70	59
[7]	Exelon Corp.	3.350%	3/15/32	540	453
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,018
	Florida Power & Light Co.	4.950%	6/1/35	1,000	957
	Florida Power & Light Co.	5.950%	2/1/38	785	808
	Florida Power & Light Co.	5.690%	3/1/40	675	679
	Florida Power & Light Co.	3.700%	12/1/47	480	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortis Inc.	3.055%	10/4/26	1,195	1,091
	Georgia Power Co.	4.700%	5/15/32	655	615
	Georgia Power Co.	5.400%	6/1/40	205	184
	Georgia Power Co.	4.750%	9/1/40	988	825
	Georgia Power Co.	4.300%	3/15/42	1,076	859
	Georgia Power Co.	3.700%	1/30/50	170	123
	Georgia Power Co.	5.125%	5/15/52	710	641
	Indiana Michigan Power Co.	4.250%	8/15/48	415	327
[7]	ITC Holdings Corp.	4.950%	9/22/27	60	59
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	670	598
[7]	Massachusetts Electric Co.	5.900%	11/15/39	585	569
[7]	Metropolitan Edison Co.	4.300%	1/15/29	249	232
	MidAmerican Energy Co.	4.400%	10/15/44	15	13
	MidAmerican Energy Co.	4.250%	5/1/46	45	38
	MidAmerican Energy Co.	4.250%	7/15/49	315	261
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	949
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	204
[7]	Monongahela Power Co.	5.400%	12/15/43	135	124
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	405
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	995
	Nevada Power Co.	3.125%	8/1/50	380	245
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	815
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	556
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	347
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	496
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	945
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	135	129
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	919
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	331
	NiSource Inc.	5.250%	2/15/43	390	351
	NiSource Inc.	4.800%	2/15/44	255	214
	NiSource Inc.	5.000%	6/15/52	420	367
	Northern States Power Co.	2.250%	4/1/31	145	119
	Northern States Power Co.	6.250%	6/1/36	2,000	2,120
	Northern States Power Co.	4.500%	6/1/52	110	96
[4,7]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,078
	Oglethorpe Power Corp.	5.950%	11/1/39	170	161
	Oglethorpe Power Corp.	4.550%	6/1/44	50	39
	Oglethorpe Power Corp.	4.250%	4/1/46	537	396
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	115	90
	Oglethorpe Power Corp.	5.050%	10/1/48	65	54
	Oglethorpe Power Corp.	5.250%	9/1/50	630	532
[7]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	140
[7]	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	630	607
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	66
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	226
[7]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	596
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	630	594
	PacifiCorp	6.250%	10/15/37	2,000	2,040
	PacifiCorp	4.125%	1/15/49	26	21
	PacifiCorp	4.150%	2/15/50	345	277
	PacifiCorp	3.300%	3/15/51	169	118
	PECO Energy Co.	4.600%	5/15/52	280	247
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	82
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	686
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	659
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	260	228
	Potomac Electric Power Co.	6.500%	11/15/37	750	809
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	618
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	112
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	120
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	450
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	14
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	598
[4]	SCE Recovery Funding LLC	0.861%	11/15/33	283	238
	SCE Recovery Funding LLC	1.942%	5/15/40	110	83
	SCE Recovery Funding LLC	2.510%	11/15/43	100	68
	Sempra Energy	3.250%	6/15/27	1,095	998
	Sempra Energy	6.000%	10/15/39	600	584
	Sierra Pacific Power Co.	3.375%	8/15/23	850	841
	Sierra Pacific Power Co.	2.600%	5/1/26	221	204
	Southern California Edison Co.	3.700%	8/1/25	90	87
	Southern California Edison Co.	6.000%	1/15/34	1,000	991
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,044
	Southern California Edison Co.	6.050%	3/15/39	55	53
	Southern California Edison Co.	4.000%	4/1/47	195	143
	Southern California Edison Co.	4.125%	3/1/48	645	479
	Southern California Edison Co.	3.650%	2/1/50	155	106
	Southern California Gas Co.	2.600%	6/15/26	820	751
	Southern Co.	2.950%	7/1/23	1,280	1,263
	Southern Co.	4.400%	7/1/46	755	593
	Southwest Gas Corp.	2.200%	6/15/30	230	174
	Southwestern Electric Power Co.	6.200%	3/15/40	400	389
	Southwestern Public Service Co.	3.700%	8/15/47	102	76
[7]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,101
[7]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	510
[7]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	500
	Union Electric Co.	4.000%	4/1/48	423	336
	Union Electric Co.	3.900%	4/1/52	245	193
	Virginia Electric and Power Co.	2.750%	3/15/23	690	683
	Virginia Electric and Power Co.	3.500%	3/15/27	435	408
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	684
					88,293
Total Corporate Bonds (Cost $748,783)					639,590
Sovereign Bonds (0.3%)
[7]	Emirate of Abu Dhabi	4.951%	7/7/52	390	373
[7]	Government of Bermuda	2.375%	8/20/30	400	320
[7]	Government of Bermuda	3.375%	8/20/50	200	133
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,091
[7]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	923
	Republic of Chile	2.550%	1/27/32	540	424
	Republic of Chile	2.550%	7/27/33	1,085	814
	Republic of Chile	3.500%	1/31/34	545	445
	Republic of Chile	3.500%	4/15/53	575	381
	Republic of Chile	3.100%	1/22/61	410	238
	Republic of Colombia	4.000%	2/26/24	970	945
[7]	State of Qatar	3.875%	4/23/23	1,985	1,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	State of Qatar	4.400%	4/16/50	430	377
	United Mexican States	4.400%	2/12/52	890	614
Total Sovereign Bonds (Cost $11,369)					10,056
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	119
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	386
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	68
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,005
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	231
	California GO	7.500%	4/1/34	155	184
	California GO	7.350%	11/1/39	1,550	1,862
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	175	153
	California State University College & University Revenue	2.719%	11/1/52	350	221
	California State University College & University Revenue	2.939%	11/1/52	445	294
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	175
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	1,999
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	934
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	589
	Commonwealth of Massachusetts	4.110%	7/15/31	570	547
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	193
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	361
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	62
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	168
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	535	467
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	791
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	114
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	845
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	2,031	2,200
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	55
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	290	251
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	140
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	649
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	194
	Houston TX GO	6.290%	3/1/32	340	357
	Illinois GO	5.100%	6/1/33	4,340	4,134
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	801
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	124
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	260
[9]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,023
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	588
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	728
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,086
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	376
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	487
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	539
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	476
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	395
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	61
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	842
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	809
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	245
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	502
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	512
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	260
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	401
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	216
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	295	213
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	551
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	704
[9]	Oregon School Boards Assn. GO	5.528%	6/30/28	2,000	2,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	705
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,059
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	66
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,027
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	597
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	424
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	216
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	248
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	275
	Sales Tax Securitization Corp. Intergovernmental Agreement Illinois Revenue	3.238%	1/1/42	1,000	758
	Texas Transportation Commission GO	2.562%	4/1/42	235	167
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	362
	University of California College & University Revenue	1.316%	5/15/27	385	331
	University of California College & University Revenue	1.614%	5/15/30	645	507
	University of California College & University Revenue	4.601%	5/15/31	590	567
	University of California College & University Revenue	4.765%	5/15/44	145	136
	University of California College & University Revenue	3.931%	5/15/45	570	492
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	91
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	793
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	299
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,190
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	511
	University of Michigan College & University Revenue	3.504%	4/1/52	210	161
	University of Minnesota College & University Revenue	4.048%	4/1/52	840	732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	108	107
Total Taxable Municipal Bonds (Cost $55,370)					48,196
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	2.828%		117	12
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	3.092–3.105%	2/23/23	1,350	1,331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.5%)
NatWest Markets plc (Dated 9/30/22, Repurchase Value $44,611,000, collateralized by U.S. Treasury Note/Bond 1.625%, 11/15/22, with a value of $45,492,000)	2.980%	10/3/22	44,600	44,600
Total Temporary Cash Investments (Cost $45,945)				45,943
Total Investments (99.0%) (Cost $2,797,560)				2,877,549
Other Assets and Liabilities—Net (1.0%)				27,994
Net Assets (100%)				2,905,543
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $575,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $384,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $333,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $188,300,000, representing 6.5% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collaterized Loan Obligation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2022	128	13,761	(473)
10-Year U.S. Treasury Note	December 2022	108	12,103	(136)
				(609)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/21/27	USD	11,000	1.000	(32)	(25)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,735,851	126,365	—	1,862,216
U.S. Government and Agency Obligations	—	245,951	—	245,951
Asset-Backed/Commercial Mortgage-Backed Securities	—	25,597	—	25,597
Corporate Bonds	—	639,590	—	639,590
Sovereign Bonds	—	10,056	—	10,056
Taxable Municipal Bonds	—	48,196	—	48,196
Temporary Cash Investments	12	45,931	—	45,943
Total	1,735,863	1,141,686	—	2,877,549
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	609	—	—	609
Swap Contracts	25[1]	—	—	25
Total	634	—	—	634
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.